BUSINESS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
BUSINESS
Integra LifeSciences Holdings Corporation (the “Company”) was incorporated in Delaware in 1989. The Company, a world leader in medical devices, is dedicated to limiting uncertainty for surgeons through the development, manufacturing, and marketing of cost-effective surgical implants and medical instruments. Its products are used primarily in neurosurgery, extremity reconstruction, orthopedics and general surgery.
The Company sells its products directly through various sales forces and through a variety of other distribution channels.